Summary of Significant Accounting Policies - Advertising Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Advertising costs	$ 0.7	$ 2.2